Long Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt
10.	Long Term Debt

In December 2007 the Company entered into an $800,000 senior secured credit facility with ABN AMRO Bank N.V. (formerly Fortis Bank Nederland N.V.), Citigroup Global Markets Limited (formerly Citibank), HSH Nordbank AG, Sumitomo Mitsui Banking Corporation, KFW Ipex Bank GmbH and DnB NOR Bank ASA. Subsequently, Bank of Scotland plc joined the syndicate until October 2012, when it transferred its exposure to OCM Starfish Debtco S.àr.l. In February 2013, one member of the syndicate novated part of their commitment to the following funds: FPA Hawkeye-7 Fund, FPA Crescent Fund, FPA Hawkeye Fund and FPA Value Partners Fund.

Amounts borrowed under the credit facility bear interest at U.S. dollar LIBOR plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels), determined at the end of April, May, August and November each year with updated valuations to be obtained for the tests at the end of April and November.

The Leverage Ratio is not permitted to exceed 75%.

Further to an amendment to the credit facility agreed in August 2009, between June 30, 2010 and April 30, 2011, borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis. On this basis, a repayment of $13,816 was made on March 31, 2011.

At April 30, 2011 the Leverage Ratio was less than 75% and greater than 65%. Accordingly, from that date (i) interest margin paid on borrowings was 3.00% (ii) repayments of borrowings were fixed at $10,000 per quarter, and (iii) the Company was able to make dividend payments to common shareholders, although no such dividends were paid. On this basis, further repayments of $10,000 were made on both June 30, 2011 and September 30, 2011.

Due to the downturn after April 2011 in charter free market values of containerships, on November 30, 2011 the Company obtained a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Accordingly from November 30, 2011 (i) the interest margin on borrowings reverted to 3.50% (ii) quarterly repayments of borrowings to be made in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis, and (iii) the Company was unable to make dividend payments to common shareholders. On this basis, repayments were made of $15,341 on December 31, 2011 and $11,788 on March 30, 2012.

As the Company anticipated, due to continuing poor industry conditions, that the Leverage Ratio as at November 30, 2012 would, if tested, exceed 75%, it agreed with its lenders on November 13, 2012, to a further waiver, for two years, of the requirement to perform the Leverage Ratio test. Accordingly, the next scheduled test was to be December 1, 2014. It was also agreed that all secured vessels will be included in the Leverage Ratio test, whether they are subject to a charter or not. In the waiver period, the fixed interest margin to be paid over U.S. dollar LIBOR is 3.75%, repayments are based on cash flow, as in the previous waiver, and dividends on common shares cannot be paid.

On February 10, 2014 the Company agreed with its lenders to extend the current waiver period through to April 30, 2015, with May 1, 2015 being the date of the next Leverage Ratio test. The current waiver terms and conditions will continue through the extension period. During the waiver period, including the extension, debt cannot be accelerated for the Leverage Ratio during the waiver period and debt estimated to be payable after one year is classified as non-current in the consolidated balance sheets. repayments of the credit facility were made of $11,080 on December 31, 2012, $14,800 on March 28, 2013, $10,797 on June 28, 2013, $15,803 on September 30, 2013 and $17,909 on December 30, 2013.

The final maturity date of the credit facility is August 14, 2016 at which point any remaining outstanding balance must be repaid.

The credit facility is secured by, inter alia, first priority mortgages on each of the Company’s 17 vessels, a pledge of shares of the vessel owning subsidiaries as well as assignments of earnings and insurances. The Company, along with all of its subsidiaries, is jointly and severally liable for the total amount of the outstanding credit facility. The financial covenants in the credit facility are: a) a minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility).

Long term debt is summarized as follows:

	December 31, 2013	December 31, 2012
Credit facility, at US Dollar LIBOR + 3.50% to 3.75%	$366,366	$425,676
Less current instalments of long term debt	(50,110)	(50,572)

	$316,256	$375,104

Based on (i) management’s reasonable estimate of cash flows from January 1, 2014 and (ii) the waiver of the requirement to test the Leverage Ratio until May 1, 2015 at which point it is assumed to be less than 75% meaning that the Company will be able to comply with the leverage ratio covenant at its next measurement date, the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,

2014	$50,110
2015	43,761
2016	272,495

$366,366

The amount of excess cash generated may vary significantly from management’s estimates and consequently the repayment profile of outstanding debt may be significantly different from that presented.

The credit facility was fully repaid and terminated on March 19, 2014 (see note 19).